UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 20, 2015 to November 18, 2015

Commission File Number of Issuing entity:	333-201743-01

Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-201743

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Exact name of depositor as specified in its charter)

UBS Real Estate Securities Inc. Bank of America, National Association

(Exact name of sponsor(s) as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

47-5304267
38-3977507
38-3977508
38-7146424
(I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
190 S. LaSalle Street 7th Floor Chicago, Illinois
(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7464
(Telephone number, including area code)

NOT APPLICABLE
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☑	_______
A-SB	☐	☐	☑	_______
A-3	☐	☐	☑	_______
A-4	☐	☐	☑	_______
A-S	☐	☐	☑	_______
B	☐	☐	☑	_______
C	☐	☐	☑	_______
D	☐	☐	☑	_______
X-A	☐	☐	☑	_______
X-B	☐	☐	☑	_______
X-D	☐	☐	☑	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION ITEM
1. Distribution and Pool Performance Information.
On November 18, 2015 a distribution was made to holders of Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Banc of America Merrill Lynch Commercial Mortgage Inc. and held by Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D.

UBS Real Estate Securities Inc. filed its most recent Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on November 6, 2015. The CIK Number of UBS Real Estate Securities Inc. is 0001541886 .

Bank of America, National Association filed its most recent Form ABS-15G under Rule 15Ga-1 on October 30, 2015. The CIK Number of Bank of America, National Association is 0001102113.

PART II - OTHER INFORMATION ITEM
Item 2. Legal Proceedings.
No information to report for the monthly distribution period covered by this distribution report on Form 10-D.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
None.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
Midland Loan Services, A Division of PNC Bank, N.A., in its capacity as Master Servicer for Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date: October 19, 2015	$44,957.03
Current Distribution Date: November 18,2015	$1,935,600.11

*REO Account Balance
Prior Distribution Date: October 19, 2015	N/A
Current Distribution Date: November 18,2015	N/A

*As provided by the Special Servicer

U.S. Bank National Association, in its capacity as Certificate Administrator for Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date: October 19, 2015	$2,587.39
Current Distribution Date: November 18,2015	$2,671.87

Interest Reserve Account Balance
Prior Distribution Date: October 19, 2015	$0.00
Current Distribution Date: November 18,2015	$0.00

Excess Liquidation Proceeds Account Balance
Prior Distribution Date: October 19, 2015	$0.00
Current Distribution Date: November 18,2015	$0.00

TA Unused Fees Account Balance
Prior Distribution Date: October 19, 2015	$0.00
Current Distribution Date: November 18,2015	$0.00

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) Monthly report distributed to holders of Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7, relating to the November 18, 2015 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Merrill Lynch Commercial Mortgage Inc.
(Depositor)

Date: November 23, 2015	/s/ Leland F. Bunch, III
Name: Leland F. Bunch, III
Title: President and Chief Executive Officer

EXHIBIT INDEX

Exhibit	Description

Exhibit 99.1	Monthly report distributed to holders of Bank of America Merrill Lynch Commercial Mortgage Trust 2015-UBS7, relating to the November 18, 2015 distribution.